As filed with the Securities and Exchange Commission on February 17, 2015

1933 Act Registration No. 333-67552

1940 Act Registration No. 811-10467

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 37	☒

(Check appropriate box or boxes.)

CAUSEWAY CAPITAL MANAGEMENT TRUST

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

(Address of principal executive offices)

Registrant’s telephone number, including area code: (310) 231-6117

Copies to:

SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456	MARK D. PERLOW K&L Gates LLP Four Embarcadero Center, Suite 1200 San Francisco, CA 94111 Telephone: (415) 249-1070 Facsimile: (415) 882-8220
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in Los Angeles, California on the 17th day of February 2015.

CAUSEWAY CAPITAL MANAGEMENT TRUST

/s/ Turner Swan
By:	Turner Swan President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 37 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

NAME	TITLE	DATE

/s/ Turner Swan Turner Swan	President	February 17, 2015

/s/ Eric Kleinschmidt Eric Kleinschmidt	Treasurer	February 17, 2015

John R. Graham* John R. Graham	Trustee	February 17, 2015

Lawry J. Meister* Lawry J. Meister	Trustee	February 17, 2015

Victoria B. Rogers* Victoria B. Rogers	Trustee	February 17, 2015

Eric H. Sussman* Eric H. Sussman	Trustee and Chairman of the Board	February 17, 2015

* By	/s/ Turner Swan
(Turner Swan, pursuant to a power of attorney filed herewith)

Exhibit Index

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Powers of Attorney for John R. Graham, Lawry J. Meister, Eric H. Sussman and Victoria B. Rogers, Trustees of Causeway Capital Management Trust

POWER OF ATTORNEY

I, Eric H. Sussman, the undersigned Trustee of Causeway Capital Management Trust (the “Trust”) hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint Turner Swan and Gracie V. Fermelia and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, California, this 6th day of January, 2009.

                                                                                        (City, State)

/s/ Eric H. Sussman
Eric H. Sussman, Trustee

POWER OF ATTORNEY

I, Lawry J. Meister, the undersigned Trustee of Causeway Capital Management Trust (the “Trust”) hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint Turner Swan and Gracie V. Fermelia and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, California, this 16th day of January, 2009.

                                                                                        (City, State)

/s/ Lawry J. Meister
Lawry J. Meister, Trustee

_

POWER OF ATTORNEY

I, John R. Graham, the undersigned Trustee of Causeway Capital Management Trust (the “Trust”) hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint Turner Swan and Gracie V. Fermelia and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, California, this 16th day of January, 2009.

                                                                                      (City, State)

/s/ John R. Graham
John R. Graham, Trustee

POWER OF ATTORNEY

I, Victoria B. Rogers, the undersigned Trustee of Causeway Capital Management Trust (the “Trust”) hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint Turner Swan and Gracie V. Fermelia and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, California, this 29th day of April, 2013.

                                                                                        (City, State)

/s/ Victoria B. Rogers
Victoria B. Rogers, Trustee